[Graphic]

[Graphic]
Federated Investors

Federated Municipal Securities Fund, Inc.

21ST ANNUAL REPORT
MARCH 31, 1998

ESTABLISHED 1976

PRESIDENT'S MESSAGE

Dear Shareholder:

Federated Municipal Securities Fund, Inc. was created in 1976, and I am pleased to present its 21st Annual Report.

This report covers the 12-month period from April 1, 1997 through March 31, 1998. It begins with a discussion with J. Scott Albrecht, Vice President, Federated Advisers, who co-manages the fund with Mary Jo Ochson, Senior Vice President, Federated Advisers. The discussion covers the fund's performance and investment strategy. Following their discussion are three additional items of shareholder interest. First is a series of graphs showing long-term investment performance. Second is a complete listing of the fund's municipal bond holdings. Third is the publication of the fund's financial statements.

Here is a sobering fact about taxes: according to the Tax Foundation, May 9 is Tax Freedom Day--the day on which Americans have earned enough money to pay taxes for the entire year. That means everything the average American earns from January through early May--the first five months of the year--goes to taxes!

With Federated Municipal Securities Fund, Inc. every day is a Tax Freedom Day. This fund is in its 22nd year of providing monthly, tax-free income from a broadly diversified portfolio of long-term municipal bonds with an average quality rating of A+.* On March 31, 1998, the fund's $724 million portfolio included 109 tax-free securities issued by municipalities across our country.

Overall, it was a strong 12-month period for the fund, as declining interest rates caused the fund's holdings--and its share price--to increase in value. Individual share class total return performance including capital appreciation, income dividends, and realized gain follows.**

                                                          NET ASSET
               TOTAL RETURN  INCOME CAPITAL GAIN       VALUE INCREASE
 Class A Shares      11.28%      $0.47           $0.03 $10.31 to $10.91 = 5%
 Class B Shares      10.30%      $0.39           $0.03 $10.31 to $10.91 = 5%
 Class C Shares      10.31%      $0.39           $0.03 $10.31 to $10.91 = 5%

* State, local, and federal alternative minimum taxes may apply.

** Performance quoted is based on net asset value, represents past performance, and is not indicative of future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering price for Class A, B, and C Shares were 6.23%, 4.55%, and 9.30%, respectively.

Thank you for selecting Federated Municipal Securities Fund, Inc. as a convenient, diversified way to pursue tax-free income. Of course, you have the option of receiving any income from the fund or building your account by reinvesting your monthly dividends and compounding tax-free.

Sincerely,

[Graphic]

J. Christopher Donahue
President
May 15, 1998

INVESTMENT REVIEW

[Graphic]

J. Scott Albrecht
Vice President
Federated Advisers

 [Graphic]

Mary Jo Ochson
Senior Vice President
Federated Advisers

[Graphic]

OVERALL, THE FUND'S FISCAL YEAR WAS A GOOD PERIOD FOR MUNICIPAL BOND INVESTORS. WHAT ARE YOUR COMMENTS ON THE MARKET'S ENVIRONMENT?

The market environment for fixed-income investments in general, and municipal bonds in particular, has been relatively favorable. Inflation and inflation expectations, which are the major determinants of nominal interest rates, have continued to be very well behaved. In fact, several inflation indicators have actually suggested a deflationary environment for some markets. Municipal bond yields, as represented by the Bond Buyer 40 Index,* have trended lower since reaching their peak at 6.01% on April 14, 1997, and ended the reporting period at 5.27% on March 31, 1998.

The municipal market also is enjoying a strong technical position relative to the supply of, and demand for, municipal bonds. The demand for municipal bonds has been relatively stable, mostly due to strong institutional demand from commercial banks, property and casualty insurers, and arbitrageurs. Retail buyers, or individuals, are the primary component of municipal bond demand. Their participation in the market has been mixed, but has been stable enough to provide an important foundation for municipal bond prices.

* The Bond Buyer 40 Index is an unmanaged index composed of 40 long-term actively traded bonds. These bonds: have a maturity of at least 19 years, but there is no limit as to how long the maturity can be; are fixed rate, term bonds that are tax exempt but may be subject to the alternative minimum tax; are either non-callable or have a first call date between 7 and 16 years; have a par call date; are priced between 85 and 105; and are rated at least A3 (Moody's Investors Service, Inc.) or A- (Standard & Poor's). No deep discount or high premium bonds are included. Investments cannot be made in an index.

[Graphic]

IN THIS ENVIRONMENT, HOW DID FEDERATED MUNICIPAL SECURITIES FUND, INC. PERFORM WITH RESPECT TO TOTAL RETURN OVER THE FUND'S FISCAL YEAR ENDED MARCH 31, 1998?

For the 12-month reporting period ended March 31, 1998, investors in the fund's Class A, B, and C Shares received competitive total returns of 11.28%, 10.30%, and 10.31%, respectively, based on net asset value.* In comparison, the average total return for all 237 funds that comprise the Lipper General Municipal Debt Fund Average was 10.61% based on net asset value.** These results exceeded or virtually matched the Lehman Brothers Municipal Bond Index's total return of 10.71%.+

[Graphic]

HOW DID THE FUND PERFORM IN TERMS OF INCOME AND YIELD?

The fund's 30-day current net yield, or SEC yield, on March 31, 1998, was 4.30% for Class A Shares based on the net asset value.++ The Class A Shares' yield declined from 4.46% at the beginning of the reporting period, as a result of a general decline in market interest rates and positive cash flows into the fund. As a consequence of the reduced yield of the portfolio, the fund's monthly dividend for Class A Shares was slightly reduced from $0.044/share on April 1, 1997, to $0.043/share on March 31, 1998. The SEC yields and monthly dividends of Class B and Class C Shares experienced similar effects.+++

* Performance quoted is based on net asset value, represents past performance, and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering price for Class A, B, and C Shares were 6.23%, 4.55%, and 9.30%, respectively.

** Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated. These figures do not reflect sales charges.

+ The Lehman Brothers Municipal Bond Index is an unmanaged broad based total return performance benchmark for the long-term, investment grade bond market. Investments cannot be made in an index.

++ The 30-day current net yield for Class A Shares based on offering price was 4.11%. The 30-day current net yield is calculated by dividing the net investment income per share for the 30 days ended on the date specified by the maximum offering price per share on that date. Then, the figure is compounded and annualized. Performance quoted represents past performance and is not indicative of future results. Yield will vary.

+++ The SEC yields for Class B and C Shares based on net asset value and offering price were 3.41% and 0% and 3.42% and 0%, respectively. Performance quoted represents past performance and is not indicative of future results. Yield will vary. Monthly dividends for both Class B and C Shares were slightly reduced from $0.027/share on April 1, 1997, to $0.035/share on March 31, 1998.

[Graphic]

WHAT ACCOUNTED FOR THE FUND'S TOTAL RETURN PERFORMANCE?

Several factors were responsible. First, there was a general decline in interest rates and thus an overall increase in bond prices during the reporting period. Municipal interest rates, as represented by the Bond Buyer 40 Index, declined from 5.96% on April 1, 1997, to 5.27% on March 31, 1998. The increase in prices in the fund's portfolio was most notable in the fund's holdings of zero coupon securities. Zero coupon bonds outperform when interest rates decline because of their call protection and duration characteristics. The fund's share price performance also benefited from its allocation to low investment-grade securities (BBB-rated). The yield spread between AAA-rated bonds and BBB-rated bonds narrowed over the reporting period from 65 basis points to 30 basis points.

[Graphic]

WITH A FAVORABLE PERIOD BEHIND US, WHAT IS YOUR OUTLOOK FOR INTEREST RATES THROUGH THE BALANCE OF 1998, AND DO YOU ANTICIPATE STRATEGY
CHANGES AS A RESULT?

We believe that economic growth will moderate in the second half of 1998 from its robust pace over the last few months. The effects on the U.S. economy from the turmoil in Asia should be evident within the next few months. This fact, combined with a potentially balanced federal budget and diminished expectations concerning inflation, should result in a favorable environment for fixed income securities later this year. Interest rates in the municipal bond market have been in a narrow trading range for several months and should continue to be range bound until economic data begins to signal a change in the economy's direction. Our portfolio strategy will include maintaining a neutral duration target relative to the fund's benchmark, while looking for opportunities to improve portfolio yield, and as a result, income distributed to shareholders.

TWO WAYS YOU MAY SEEK TO INVEST FOR SUCCESS IN FEDERATED MUNICIPAL SECURITIES FUND, INC.

INITIAL INVESTMENT:

IF YOU HAD MADE AN INITIAL INVESTMENT OF $22,000 IN THE CLASS A SHARES OF FEDERATED MUNICIPAL SECURITIES FUND, INC. ON 10/4/76, REINVESTED YOUR DIVIDENDS AND CAPITAL GAINS, AND DID NOT REDEEM ANY SHARES, YOUR ACCOUNT WOULD HAVE BEEN WORTH $82,786 ON 3/31/98. YOU WOULD HAVE EARNED A 6.36%* AVERAGE ANNUAL TOTAL RETURN FOR THE INVESTMENT LIFE SPAN.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 3/31/98, Class A Shares' average annual 1-year, 5-year, and 10-year total returns were 6.23%, 4.26%, and 7.05%, respectively. Class B Shares' average annual 1-year and since inception (7/26/94) total returns were 4.55% and 4.27%, respectively. Class C Shares' average annual 1-year and since inception (4/21/93) total returns were 9.30% and 4.15%, respectively.**

[Graphic representation "A1" omitted. See Appendix.]

* Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 4.50% sales charge applicable to an initial investment in Class A Shares.

  Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** The total returns stated take into account the 4.50% sales charge for Class A
   Shares, the 5.50% contingent deferred sales charge for Class B Shares, and the 1.00% contingent deferred sales charge for Class C Shares.

FEDERATED MUNICIPAL SECURITIES FUND, INC.

ONE STEP AT A TIME:

$1,000 INITIAL INVESTMENT AND SUBSEQUENT INVESTMENTS OF $1,000 EACH YEAR FOR 21 YEARS (REINVESTING ALL DIVIDENDS AND CAPITAL GAINS) GREW TO $52,768.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Federated Municipal Securities Fund, Inc. on 10/4/76, reinvested your dividends and capital gains, and did not redeem any shares, you would have invested only $22,000, but your account would have reached a total value of $52,768* by 3/31/98. You would have earned an average annual total return of 7.36%.

A practical investment plan helps you pursue a high level of income through tax-free municipal bonds. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan works for you when you invest only $1,000 annually. You can take it one step at a time.
Put time, money, and compounding to work.

[Graphic representation "A2" omitted. See Appendix.]

* This chart assumes that the subsequent annual investments are made on the last day of each anniversary month. No method of investing can guarantee a profit or protect against loss in down markets. However, by investing regularly over time and buying shares at various prices, investors can purchase more shares at lower prices. All accumulated shares have the ability to pay income to the investor.

  Because such a plan involves continuous investment, regardless of changing price levels, the investor should consider whether or not to continue purchases through periods of low price levels.

FEDERATED MUNICIPAL SECURITIES FUND, INC.
HYPOTHETICAL INVESTORS PROFILE: INVESTING FOR TAX-FREE INCOME

Larry and Barbara Bartlett are a fictional couple who, like all other tax-sensitive shareholders, want to keep more of what they earn.

Larry owns a successful architectural firm and Barbara is a marketing executive. Their combined income puts them in the 39.6% federal tax bracket. On March 31, 1988, the Bartletts invested $26,000 in the Class A Shares of Federated Municipal Securities Fund, Inc.

As this chart shows, in 10 years, their original $26,000 investment has grown to $51,413-- that's $22,036 in tax-free income.* This represents a 7.06% average annual total return. As far as the Bartletts are concerned, this fund has made all the difference.

[Graphic representation "A3" omitted. See Appendix.]

* Income may be subject to the federal alternative minimum tax, and state and local taxes.

  This hypothetical scenario is provided for illustrative purposes only and does not represent the results obtained by any particular shareholder. Past performance does not guarantee future results.

FEDERATED MUNICIPAL SECURITIES FUND, INC.
CLASS A SHARES

GROWTH OF $10,000 INVESTED IN FEDERATED MUNICIPAL SECURITIES FUND, INC. (CLASS A SHARES)

The graph below illustrates the hypothetical investment of $10,000* in Federated Municipal Securities Fund, Inc. (Class A Shares) (the "Fund") from March 31, 1988, to March 31, 1998, compared to the Lehman Brothers Revenue Bond Index (LBRBI), the Lehman Brothers Municipal Bond Index (LBMBI), and the
Lipper General Municipal Funds Average (LGMFA).+

[Graphic representation "A4" omitted. See Appendix.]

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

* Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBRBI, LBMBI, and LGMFA have been adjusted to reflect reinvestment of dividends on securities in the indices and the average.

** Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

+ The LBRBI and LBMBI are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. These indices are unmanaged. The Investment Adviser has elected to change the benchmark of the Fund from the LBRBI to the LBMBI. The LBMBI more accurately reflects the composition of the Fund's portfolio. The LGMFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category.

FEDERATED MUNICIPAL SECURITIES FUND, INC.
CLASS B SHARES

GROWTH OF $10,000 INVESTED IN FEDERATED MUNICIPAL SECURITIES FUND, INC. (CLASS B SHARES)

The graph below illustrates the hypothetical investment of $10,000* in Federated Municipal Securities Fund, Inc. (Class B Shares) (the "Fund") from July 26, 1994 (start of performance) to March 31, 1998, compared to the Lehman Brothers Revenue Bond Index (LBRBI), the Lehman Brothers Municipal Bond Index (LBMBI), and the Lipper General Municipal Funds Average (LGMFA).+

[Graphic representation "A5" omitted. See Appendix.]

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

* Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 3.00% contingent deferred sales charge on any redemption less than four years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBRBI, LBMBI, and LGMFA have been adjusted to reflect reinvestment of dividends on securities in the indices and the average.

** Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

+ The LBRBI and LBMBI are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. These indices are unmanaged. The Investment Adviser has elected to change the benchmark of the Fund from the LBRBI to the LBMBI. The LBMBI more accurately reflects the composition of the Fund's portfolio. The LGMFA represents the average of the total returns designated by Lipper Analytical Services, Inc. as falling into the category.

FEDERATED MUNICIPAL SECURITIES FUND, INC.
CLASS C SHARES

GROWTH OF $10,000 INVESTED IN FEDERATED MUNICIPAL SECURITIES FUND, INC. (CLASS C SHARES)

The graph below illustrates the hypothetical investment of $10,000* in Federated Municipal Securities Fund, Inc. (Class C Shares) (the "Fund") from April 21, 1993 (start of performance) to March 31, 1998, compared to the Lehman Brothers Revenue Bond Index (LBRBI), the Lehman Brothers Municipal Bond Index (LBMBI), and the Lipper General Municipal Funds Average (LGMFA).+

[Graphic representation "A6" omitted. See Appendix.]

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

* Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 1.00% contingent deferred sales charge on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBRBI, LBMBI, and LGMFA have been adjusted to reflect reinvestment of dividends on securities in the indices and the average.

** Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

+ The LBRBI and LBMBI are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indices are unmanaged. The Investment Adviser has elected to change the benchmark of the Fund from the LBRBI to the LBMBI. The LBMBI more accurately reflects the composition of the Fund's portfolio. The LGMFA represents the average of the total returns designated by Lipper Analytical Services., Inc. as falling into the category.

FEDERATED MUNICIPAL SECURITIES FUND, INC.
PORTFOLIO OF INVESTMENTS

MARCH 31, 1998

  PRINCIPAL                                                                   CREDIT
   AMOUNT                                                                    RATING*      VALUE
 SHORT-TERM MUNICIPALS--0.7%
                      NORTH CAROLINA--0.1%
 $            800,000 Person County, NC Industrial Facilities & Pollution
                      Control Financing Authority Daily VRDNs (Carolina
                      Power & Light Co.)                                        NR   $     800,000
                      PENNSYLVANIA--0.2%
            1,000,000 New Castle, PA Area Hospital Authority, (Series 1996)
                      Weekly VRDNs (Jameson Memorial Hospital)/(FSA INS)/
                      (PNC Bank, N.A. LIQ)                                     AAA       1,000,000
                      TEXAS--0.4%
            2,800,000 Harris County, TX HFDC, Hospital Revenue Bonds
                      (Series 1997) Daily VRDNs (Methodist Hospital, Harris
                      County, TX)                                              A-1+      2,800,000
                              TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)            4,600,000
 LONG-TERM MUNICIPALS--103.4%
                      ALABAMA--3.2%
           10,000,000 Alabama State Docks Department, Docks Facilities
                      Refunding Revenue Bonds, 5.50% (MBIA INS)/
                      (Original Issue Yield: 5.75%), 10/1/2022                 AAA      10,173,600
            2,000,000 Courtland, AL IDB, Solid Waste Disposal Revenue Bonds
                      (Series A), 6.50% (Champion International
                      Corp.)/(Original Issue Yield: 6.654%), 9/1/2025          BBB       2,188,140
            3,620,000 Jefferson County, AL, Sewer Revenue Refunding
                      Warrants (Series 1997-A), 5.625% (FGIC INS)/(Original
                      Issue Yield: 5.68%), 2/1/2018                            AAA       3,781,995
            6,260,000 Jefferson County, AL, Sewer Revenue Warrants (Series
                      1997D), 5.70% (FGIC INS)/(Original Issue Yield: 5.73,
                      2/1/2018%)                                               AAA       6,582,327
                              Total                                                     22,726,062
                      CALIFORNIA--10.7%
            1,000,000 Anaheim, CA Public Financing Authority, Lease Revenue
                      Bonds (Series 1997C), 6.00% (Anaheim Public
                      Improvements Project)/(FSA INS), 9/1/2011                AAA       1,134,120

FEDERATED MUNICIPAL SECURITIES FUND, INC.

  PRINCIPAL                                                                   CREDIT
   AMOUNT                                                                    RATING*      VALUE
 LONG-TERM MUNICIPALS--CONTINUED
                      CALIFORNIA--CONTINUED
 $          1,600,000 Anaheim, CA Public Financing Authority, Lease Revenue
                      Bonds (Series 1997C), 6.00% (Anaheim Public
                      Improvements Project)/(FSA INS), 9/1/2016                AAA   $   1,807,648
            9,400,000 California PCFA, Refunding Revenue Bonds (Series A),
                      5.90% (San Diego Gas & Electric)/(Original Issue
                      Yield: 5.934%), 6/1/2014                                  A       10,407,116
            5,000,000 California State, Refunding UT GO Bonds, 5.00%
                      (Original Issue Yield: 5.06%), 2/1/2021                   A+       4,873,400
           14,600,000 California Statewide Communities Development
                      Authority, Special Facilities Revenue Bonds, 5.625%
                      (United Air Lines)/(Original Issue Yield: 5.75%),
                      10/1/2034                                                BB+      14,803,670
           19,000,000 Long Beach California Harbor, Revenue Bonds, 5.375%
                      (MBIA INS)/(Original Issue Yield: 5.75%), 5/15/2020      AAA      19,059,850
            1,820,000 Los Angeles County, CA Unified School District, UT GO
                      Bonds (Series A), 6.00% (FGIC INS), 7/1/2011             AAA       2,061,823
            9,105,000 Sacramento, CA Municipal Utility District, Electric
                      Revenue Bonds (Series 1997K), 5.70% (AMBAC INS),
                      7/1/2017                                                 AAA       9,933,646
            8,000,000 Sacramento, CA Municipal Utility District, Revenue
                      Refunding Bonds, Series L, 5.20% (MBIA INS)/
                      (Original Issue Yield: 5.35%), 7/1/2017                  AAA       8,068,560
            3,000,000 Santa Clara County, CA Financing Authority, Refunding
                      Lease Revenue Bonds (Series A), 5.00% (AMBAC INS)/
                      (Original Issue Yield: 5.42%), 11/15/2022                AAA       2,921,100
                              Total                                                     75,070,933
                      COLORADO--0.6%
            4,795,000 Highlands Ranch Metropolitan District No. 3, CO, UT
                      GO Refunding Bonds, Series B, 5.25% (American Capital
                      Access INS)/(Original Issue Yield: 5.375%), 12/1/2018     A        4,764,744
                      DISTRICT OF COLUMBIA--7.0%
           12,775,000 District of Columbia Hospital Authority, Revenue
                      Refunding Bonds (Series A), 7.125% (Medlantic
                      Healthcare Group)/(Original Issue Yield: 7.30%),
                      8/15/2019                                                BBB+     14,408,028

FEDERATED MUNICIPAL SECURITIES FUND, INC.

  PRINCIPAL                                                                   CREDIT
   AMOUNT                                                                    RATING*      VALUE
 LONG-TERM MUNICIPALS--CONTINUED
                      DISTRICT OF COLUMBIA--CONTINUED
 $          2,000,000 District of Columbia Hospital Authority, Revenue
                      Refunding Bonds (Series B), 7.00% (Medlantic
                      Healthcare Group)/(Original Issue Yield: 7.282%),
                      8/15/2015                                                BBB+  $   2,245,800
           22,250,000 District of Columbia, Revenue Bonds (Series B), 7.15%
                      (Georgetown University)/(Original Issue Yield:
                      7.191%), 4/1/2021                                         A+      23,315,330
            4,000,000 District of Columbia, Revenue Bonds, 5.625% (American
                      University)/(AMBAC INS)/(Original Issue Yield:
                      5.90%), 10/1/2026                                        AAA       4,169,120
            4,765,000 Georgetown University, 8.25%, 4/1/1998 (@102)             A+       4,860,300
                              Total                                                     48,998,578
                      FLORIDA--2.6%
            4,335,000 Florida State Board of Education Administration, UT
                      GO Capital Outlay Bonds, 9.125% (Florida State)/
                      (Original Issue Yield: 9.173%), 6/1/2014                 AA+       6,209,757
              665,000 Florida State Board of Education Administration, UT
                      GO Capital Outlay Bonds, 9.125% (Florida State)/ (United
                      States Treasury COL)/(Original Issue Yield:
                      9.173%), 6/1/2014                                        AAA         946,189
            6,635,000 Florida State Department of Transportation, Right of
                      Way Acquisition & Bridge Construction Bonds (Series
                      1997A), 5.00% (Original Issue Yield: 5.10%), 7/1/2014    AA+       6,639,777
            3,000,000 Florida State, UT GO Bonds, Broward County Expressway
                      Authority, 10.00% (Original Issue Yield: 10.105%),       AA+       4,597,050
                      7/1/2014
                              Total                                                     18,392,773
                      HAWAII--1.1%
            5,000,000 Hawaii State Department of Budget & Finance, Residual
                      Interest Tax-Exempt Securities (Series PA-343), 6.00%
                      (Hawaiian Electric Company, Inc.), 4/1/2012               NR       5,106,250
              700,000 Hawaii State Department of Budget & Finance, Special
                      Purpose Revenue Bonds, 5.35% (G.N. Wilcox Memorial
                      Hospital)/(Original Issue Yield: 5.45%), 7/1/2018        BBB+        694,806

FEDERATED MUNICIPAL SECURITIES FUND, INC.

  PRINCIPAL                                                                   CREDIT
   AMOUNT                                                                    RATING*      VALUE
 LONG-TERM MUNICIPALS--CONTINUED
                      HAWAII--CONTINUED
 $          1,750,000 Hawaii State Department of Budget & Finance, Special
                      Purpose Revenue Bonds, 5.50% (G.N. Wilcox Memorial
                      Hospital), 7/1/2028                                      BBB+  $   1,756,038
                              Total                                                      7,557,094
                      ILLINOIS--5.6%
            2,080,000 Chicago, IL, GO Library Bonds (Series 1997), 5.25%
                      (FGIC INS)/(Original Issue Yield: 5.55%), 1/1/2012       AAA       2,136,784
            5,380,000 Cook County, IL, Refunding GO Bonds (Series 1997A),
                      6.25% (MBIA INS), 11/15/2010                             AAA       6,191,788
            8,295,000 Cook County, IL, Refunding GO Bonds (Series 1997A),
                      6.25% (MBIA INS), 11/15/2013                             AAA       9,576,080
            5,000,000 Illinois Development Finance Authority, Housing
                      Revenue Bonds, 6.10% (Catholic Charities Housing
                      Development Corp.),1/1/2020                               NR       5,100,450
           11,340,000 Illinois Health Facilities Authority, Hospital
                      Revenue Bonds (Series A), 9.25% (Edgewater Hospital
                      & Medical Center, IL), 7/1/2024                           NR      13,576,475
            1,000,000 Illinois Health Facilities Authority, Revenue Bonds
                      (Series 1997A), 6.00% (Loyola University Health
                      System)/(MBIA INS), 7/1/2012                             AAA       1,116,150
            1,000,000 Illinois Health Facilities Authority, Revenue Bonds
                      (Series 1997A), 6.00% (Loyola University Health
                      System)/(MBIA INS), 7/1/2013                             AAA       1,115,960
                              Total                                                     38,813,687
                      INDIANA--5.9%
            6,200,000 Indiana Health Facility Financing Authority, Hospital
                      Revenue Bonds, 6.625% (Floyd Memorial Hospital, IN)/
                      (Original Issue Yield: 6.902%), 2/15/2022                 A        6,833,826
            2,000,000 Indiana Health Facility Financing Authority, Hospital
                      Revenue Refunding Bonds, 5.25% (Floyd Memorial
                      Hospital, IN)/(Original Issue Yield: 5.50%),              A        1,946,800
                      2/15/2022

FEDERATED MUNICIPAL SECURITIES FUND, INC.

  PRINCIPAL                                                                   CREDIT
   AMOUNT                                                                    RATING*      VALUE
 LONG-TERM MUNICIPALS--CONTINUED
                           INDIANA--CONTINUED
 $         19,000,000      Indianapolis, IN Airport Authority, Special
                           Facilities Revenue Bonds, 7.10% (FDX Corp.)/
                           (Original Issue Yield: 7.178%), 1/15/2017           BBB   $  21,406,920
           10,000,000      Kokomo, IN Hospital Authority, Revenue Refunding
                           Bonds, 6.35% (St. Joseph Hospital, IN)/(Original
                           Issue Yield: 6.40%), 8/15/2005 (@100)               Baa2     11,212,400
                                  Total                                                 41,399,946
                           IOWA--1.3%
            9,500,000      Iowa Finance Authority, Hospital Facilities
                           Revenue Bonds (Series 1998A), 5.125% (Iowa
                           Health System)/(MBIA INS)/(Original Issue
                           Yield: 5.36%), 7/1/2020                              NR       9,223,075
                           LOUISIANA--3.1%
            6,000,000      De Soto Parish, LA Environmental Improvement
                           Authority, Revenue Bonds, 7.70% (International
                           Paper Co.), 11/1/2018                                A-       7,083,240
            3,550,000      St. Charles Parish, LA, Solid Waste Disposal
                           Revenue Bonds (Series A), 7.00% (Louisiana Power &
                           Light Co.)/(Original Issue Yield:
                           7.04%), 12/1/2022                                   BBB       3,880,150
           10,000,000      St. James Parish, LA, Solid Waste Disposal
                           Revenue Bonds, 7.70% (Freeport McMoRan, Inc.)/
                           (Original Issue Yield: 7.75%), 10/1/2022             NR      10,896,500
                                  Total                                                 21,859,890
                           MARYLAND--1.9%
           12,220,000      Maryland State Community Development
                           Administration, SFM Revenue Bonds (5th Series),
                           6.75%, 4/1/2026                                      Aa      13,122,691
                           MASSACHUSETTS--4.5%
           10,000,000      Commonwealth of Massachusetts, UT GO Bonds
                           (Series 1997C), 5.00% (Original Issue Yield:        AA-       9,817,000
                           5.30%), 8/1/2017
           33,800,000   (a)Massachusetts IFA, Solid Waste Disposal Sr. Lien
                           Revenue Bonds (Series A), 9.00% (Massachusetts
                           Recycling Association), 8/1/2016                     NR      13,182,000

FEDERATED MUNICIPAL SECURITIES FUND, INC.

  PRINCIPAL                                                                   CREDIT
   AMOUNT                                                                    RATING*      VALUE
 LONG-TERM MUNICIPALS--CONTINUED
                      MASSACHUSETTS--CONTINUED
 $          2,200,000 Massachusetts State HFA, Rental Housing Mortgage
                      Revenue Bonds, 1995 Series E, 5.90% (AMBAC INS),
                      7/1/2025                                                 AAA   $   2,277,264
            6,000,000 Nantucket, MA, UT GO Bonds, 5.00% (MBIA INS)/
                      (Original Issue Yield: 5.28%), 7/15/2017                 Aaa       5,904,720
                              Total                                                     31,180,984
                      MICHIGAN--0.3%
            1,250,000 Flint, MI Hospital Building Authority, Rental Revenue
                      Bonds (Series 1998B), 5.375% (Hurley Medical Center)/
                      (Original Issue Yield: 5.53%), 7/1/2028                  Baa1      1,225,175
            1,000,000 Flint, MI Hospital Building Authority, Revenue Rental
                      Bonds (Series 1998B), 5.375% (Hurley Medical
                      Center)/(Original Issue Yield: 5.48%), 7/1/2018          Baa1        989,570
                              Total                                                      2,214,745
                      MINNESOTA--3.4%
            8,000,000 St. Paul, MN Housing & Redevelopment Authority,
                      Hospital Revenue Refunding Bonds ( Series A), 6.625%
                      (Healtheast, MN)/(Original Issue Yield: 6.687%),         BBB       8,613,440
                      11/1/2017
            1,000,000 St. Paul, MN Housing & Redevelopment Authority,
                      Revenue Bonds (Series 1997A), 5.70% (Healtheast, MN)/
                      (Original Issue Yield: 5.756%), 11/1/2015                BBB       1,022,510
           12,000,000 VRDC/IVRC Trust, GO Inverse Variable Rate
                      Certificates, 7.223% (Regents of University
                      of Minnesota), 5/18/2012                                  AA      14,145,000
                              Total                                                     23,780,950
                      MISSISSIPPI--1.4%
            9,875,000 Mississippi State, UT GO Bonds (Series A), 5.125%
                      (Original Issue Yield: 5.35%), 7/1/2015                   AA       9,928,424
                      MISSOURI--1.5%
            8,010,000 Kansas City, MO, UT GO Bonds, Series B, 5.125%
                      (Original Issue Yield: 5.25%), 2/1/2017                   AA       8,019,292

FEDERATED MUNICIPAL SECURITIES FUND, INC.

  PRINCIPAL                                                                   CREDIT
   AMOUNT                                                                    RATING*      VALUE
 LONG-TERM MUNICIPALS--CONTINUED
                       MISSOURI--CONTINUED
 $          2,000,000 Missouri State Housing Development Commission, Single
                      Family Mortgage Revenue Bonds (Series 1997C-1), 6.55%
                      (GNMA Collateralized Home Mortgage Program COL),
                      9/1/2028                                                 AAA   $   2,204,100
                              Total                                                     10,223,392
                      NEW HAMPSHIRE--0.4%
            2,500,000 New Hampshire Higher Educational & Health Facilities
                      Authority, Revenue Bonds (Series 1998), 5.30%
                      (Franklin Pierce College)/(American Capital Access
                      INS)/(Original Issue Yield: 5.48%), 10/1/2028             A        2,470,200
                      NEW MEXICO--0.8%
            5,000,000 Farmington, NM, PCR Refunding Bonds (Series A), 7.20%
                      (Southern California Edison Co.)/(Original Issue
                      Yield: 7.30%), 4/1/2021                                   A+       5,439,300
                      NEW YORK--16.6%
           13,000,000 Metropolitan Transportation Authority, New York,
                      Transit Facilities Revenue Bonds (Series Q), 5.125%
                      (AMBAC INS)/(Original Issue Yield: 5.27%), 7/1/2013      AAA      13,095,160
            3,000,000 Municipal Assistance Corp. of New York, Revenue Bonds
                      (Series 67), 7.625% (United States Treasury
                      PRF)/(Original Issue Yield: 7.698%), 7/1/1999 (@102)     Aa2       3,199,410
           22,400,000 New York City Municipal Water Finance Authority, Water
                      & Sewer System Revenue Bonds (Series B), 5.25%
                      (Original Issue Yield: 5.53%), 6/15/2029                  A-      22,262,016
            4,600,000 New York City, NY IDA, Industrial Development Revenue
                      Bonds (Series 1997), 5.75% (Brooklyn Navy Yard
                      Cogeneration Partners, L.P. Project)/(Original Issue
                      Yield: 5.81%), 10/1/2036                                 BBB-      4,715,506
            7,500,000 New York City, NY, Residual Interest Tax-Exempt
                      Securities (Series PA-147), 6.24912%, 8/1/2007            NR       8,400,000
            5,000,000 New York City, NY, UT GO Bonds (Series 1998G), 5.00%
                      (Original Issue Yield: 5.25%), 8/1/2018                  BBB+      4,820,350

FEDERATED MUNICIPAL SECURITIES FUND, INC.

  PRINCIPAL                                                                   CREDIT
   AMOUNT                                                                    RATING*      VALUE
 LONG-TERM MUNICIPALS--CONTINUED
                      NEW YORK--CONTINUED
 $         17,800,000 New York State Dormitory Authority, Revenue Bonds
                      (Series B), 5.375% (New York State Department of
                      Mental Hygiene)/(Original Issue Yield: 5.97%),
                      2/15/2026                                                 A-   $  17,805,518
           13,925,000 New York State Dormitory Authority, Revenue Bonds,
                      5.125% (State University of New York)/(Original
                      Issue Yield: 5.54%), 5/15/2021                            A-      13,656,108
            5,050,000 New York State Local Government Assistance Corp.,
                      Residual Interest Tax-Exempt Securities (Series
                      PA-207), 7.70959% (AMBAC INS), 4/1/2008                   NR       6,255,688
            6,025,000 New York State Local Government Assistance Corp.,
                      Residual Interest Tax-Exempt Securities (Series
                      PA-207A), 7.70959% (AMBAC INS), 4/1/2007                  NR       7,403,219
            2,000,000 New York State Mortgage Agency, Mortgage Revenue Bonds
                      (Series 30-B), 6.65% (FHA GTD), 10/1/2025                Aaa       2,135,560
            4,000,000 New York State Thruway Authority, Service Contract
                      Revenue Bonds, 5.25% (Original Issue Yield: 5.52%),      BBB+      3,995,720
                      4/1/2014
            7,000,000 Port Authority of New York and New Jersey, Special
                      Project Bonds (Series 6), 6.00% (JFK International Air
                      Terminal LLC)/(MBIA INS), 12/1/2007                      AAA       7,760,200
                              Total                                                    115,504,455
                      NORTH CAROLINA--1.4%
            9,000,000 Martin County, NC IFA, (Series 1995) Solid Waste
                      Disposal Revenue Bonds, 6.00% (Weyerhaeuser Co.),
                      11/1/2025                                                 A        9,530,550
                      OHIO--0.2%
            1,000,000 Franklin County, OH Hospital Facility Authority,
                      Hospital Revenue Refunding & Improvement Bonds, 7.25%
                      (Riverside United Methodist Hospital)/(MBIA INS)/
                      (Original Issue Yield: 7.29%), 5/15/2020                 AAA       1,085,130
                      OKLAHOMA--1.2%
            7,500,000 Tulsa, OK Municipal Airport, Revenue Bonds, 7.60%
                      (American Airlines)/(Original Issue Yield: 7.931%),
                      12/1/2030                                                BBB-      8,279,325

FEDERATED MUNICIPAL SECURITIES FUND, INC.

  PRINCIPAL                                                                   CREDIT
   AMOUNT                                                                    RATING*      VALUE
 LONG-TERM MUNICIPALS--CONTINUED
                      PENNSYLVANIA--8.5%
 $          2,310,000 Allegheny County, PA HDA, Refunding Revenue Bonds
                      (Series 1998A), 5.125% (South Hills Health
                      System)/(Original Issue Yield: 5.34%), 5/1/2023           A2   $   2,247,907
            2,000,000 Allegheny County, PA HDA, Refunding Revenue Bonds
                      (Series 1998A), 5.125% (South Hills Health
                      System)/(Original Issue Yield: 5.40%), 5/1/2029           A2       1,923,320
            2,210,000 Elizabeth Forward, PA School District, GO UT Bonds,
                      6.75% accrual (MBIA INS)/(Original Issue Yield:
                      6.75%), 9/1/2018                                         AAA         763,356
            2,210,000 Elizabeth Forward, PA School District, GO UT, 6.75%
                      accrual (MBIA INS)/(Original Issue Yield: 6.75%),
                      9/1/2019                                                 AAA         721,609
            1,300,000 Latrobe, PA Industrial Development Authority, College
                      Revenue Bonds, 6.75% (St. Vincent College,
                      PA)/(Original Issue Yield: 7.00%), 5/1/2024              Baa1      1,413,646
            4,250,000 Pennsylvania EDFA, Revenue Bonds, 7.60% (Macmillan
                      Bloedel LTD Partnership)/(Original Issue Yield:
                      7.65%), 12/1/2020                                        BBB-      4,772,708
            8,000,000 Pennsylvania Housing Finance Authority, SFM Revenue
                      Bonds (Series 39B), 6.875%, 10/1/2024                    AA+       8,654,160
            4,000,000 Pennsylvania State Higher Education Facilities
                      Authority, Hospital Revenue Bonds (Series A),
                      7.25% (Allegheny General Hospital)/(Original Issue
                      Yield: 7.40%), 9/1/2017                                   A        4,413,280
           12,865,000 Pennsylvania State Higher Education Facilities
                      Authority, Revenue Bonds (Series A), 7.375% (Medical
                      College of Pennsylvania)/(United States Treasury PRF)/
                      (Original Issue Yield: 7.45%), 3/1/2021                  AAA      14,249,531
           15,000,000 Philadelphia, PA School District, UT GO (Series B),
                      5.50% (AMBAC INS)/(Original Issue Yield: 5.95%),
                      9/1/2025                                                 AAA      15,443,550
            2,000,000 Sayre, PA, Health Care Facilities Authority, Revenue
                      Bonds (Series A), 7.10% (Guthrie Healthcare System,
                      PA)/(AMBAC INS)/(Original Issue Yield: 7.175%),
                      3/1/2017                                                 AAA       2,173,960

FEDERATED MUNICIPAL SECURITIES FUND, INC.

  PRINCIPAL                                                                   CREDIT
   AMOUNT                                                                    RATING*      VALUE
 LONG-TERM MUNICIPALS--CONTINUED
                      PENNSYLVANIA--CONTINUED
 $          2,000,000 York County, PA Solid Waste & Refuse Authority, Solid
                      Waste System Refunding Revenue Bonds, 5.50% (FGIC
                      INS), 12/1/2013                                          AAA   $   2,143,660
                              Total                                                     58,920,687
                      PUERTO RICO--0.7%
            2,000,000 Puerto Rico Highway and Transportation Authority,
                      Residual Interest Tax-Exempt Securites (Series PA
                      331A), 6.6274% (AMBAC INS), 7/1/2013                      NR       2,295,000
            2,000,000 Puerto Rico Highway and Transportation Authority,
                      Residual Interest Tax-Exempt Securities (Series PA
                      331B), 6.6274% (AMBAC INS), 7/1/2014                      NR       2,287,500
                              Total                                                      4,582,500
                      TENNESSEE--2.2%
           13,000,000 Springfield, TN Health & Educational Facilities
                      Board, Hospital Revenue Bonds, 8.50% (NorthCrest
                      Medical Center)/(Original Issue Yield: 8.875%),
                      4/1/2024                                                  NR      15,162,420
                      TEXAS--9.9%
            4,000,000 Brazos River Authority, TX, PCR Revenue Bonds (Series
                      A), 7.875% (Texas Utilities Electric Co.), 3/1/2021      BBB+      4,407,760
           12,750,000 Dallas-Fort Worth, TX International Airport
                      Facilities, Revenue Bonds, 7.25% (American Airlines)/
                      (Original Issue Yield: 7.428%), 11/1/2030                BBB-     14,282,040
           10,000,000 Fort Worth, TX Higher Education Finance Corp.,
                      Revenue Bonds, 5.00% (Texas Christian University)/
                      (Original Issue Yield: 5.287%), 3/15/2027                AA-       9,658,600
            2,000,000 Gulf Coast, TX Waste Disposal Authority, Revenue
                      Bonds (Series A), 6.875% (Champion International
                      Corp.)/(Original Issue Yield: 7.15%), 12/1/2028          BBB       2,218,040
            2,200,000 Harris County, TX HFDC, Hospital Revenue Bonds,
                      Series 1997A, 6.00% (Memorial Hospital System)/(MBIA
                      LOC), 6/1/2011                                           AAA       2,472,492

FEDERATED MUNICIPAL SECURITIES FUND, INC.

  PRINCIPAL                                                                   CREDIT
   AMOUNT                                                                    RATING*      VALUE
 LONG-TERM MUNICIPALS--CONTINUED
                      TEXAS--CONTINUED
 $          4,000,000 Harris County, TX HFDC, Hospital Revenue Bonds,
                      Series 1997A, 6.00% (Memorial Hospital System)/(MBIA
                      LOC), 6/1/2012                                           AAA   $   4,489,000
            3,700,000 Red River Authority, TX, PCR Bonds, 6.875% (Hoechst
                      Celanese Corp.)/(Original Issue Yield: 6.939%),           A+       4,047,541
                      4/1/2017
            6,610,000 Richardson, TX Hospital Authority, Hospital Refunding
                      & Improvement Bonds, 6.50% (Richardson Medical Center,
                      TX)/(Original Issue Yield: 6.72%), 12/1/2012             BBB-      7,115,202
            1,000,000 Richardson, TX Hospital Authority, Hospital Refunding
                      & Improvement Bonds, 6.75% (Richardson Medical Center,
                      TX)/(Original Issue Yield: 6.82%), 12/1/2023             BBB-      1,088,550
           12,450,000 San Antonio, TX Electric & Gas, Revenue Refunding
                      Bonds, 5.00% (Original Issue Yield: 6.10%), 2/1/2017      AA      12,225,651
            5,000,000 Tarrant County, TX Health Facilities Development
                      Corp., System Revenue Bonds (Series 1997A), 5.75%
                      (Texas Health Resources System)/(MBIA INS), 2/15/2015    AAA       5,447,600
            1,500,000 Texas State, UT GO Veterans Housing Assistance,
                      7.00%, 12/1/2025                                          AA       1,622,145
                              Total                                                     69,074,621
                      UTAH--2.5%
           13,500,000 Salt Lake City, UT Hospital Authority, Hospital Revenue
                      Refunding Bonds (Series A), 8.125% (IHC Hospitals Inc.,
                      UT)/(United States Treasury COL)/
                      (Original Issue Yield: 8.17%), 5/15/2015                 AAA      17,486,280
                      WASHINGTON--1.9%
           10,000,000 Washington State Public Power Supply System, (Nuclear
                      Project No. 2) Refunding Revenue Bonds (Series
                      1998A), 5.00% (Original Issue Yield: 5.18%), 7/1/2012    AA-       9,854,000
            3,250,000 Washington State, UT GO Bonds (Series 1997A), 5.00%
                      (Original Issue Yield: 5.20%), 1/1/2016                  AA+       3,212,073
                              Total                                                     13,066,073

FEDERATED MUNICIPAL SECURITIES FUND, INC.

  PRINCIPAL                                                                   CREDIT
   AMOUNT                                                                    RATING*      VALUE
 LONG-TERM MUNICIPALS--CONTINUED
                      WEST VIRGINIA--1.6%
 $          1,368,351 Marion County, WV County Commission, Refunding
                      Revenue Bonds, 10.00% (Adirondack Recycling),             NR   $   1,320,458
                      12/1/2025
            9,790,831 Marion County, WV County Commission, Refunding
                      Revenue Bonds, 8.00% (Adirondack Recycling),              NR       9,497,106
                      12/1/2025
                              Total                                                     10,817,564
                      WYOMING--1.4%
            8,460,000 Sweetwater County, WY IDA, Solid Waste Disposal
                      Revenue Bonds (Series A), 7.00% (FMC Corp.),
                      6/1/2024                                                 BBB-      9,472,408
                              TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST              720,149,481
                              $689,744,458)
                              TOTAL INVESTMENTS (IDENTIFIED COST                    $  724,749,481
                              $694,344,458)(B)

(a) Non-income producing security.

(b) The cost of investments for federal tax purposes amounts to $694,344,458. The net unrealized appreciation of investments on a federal tax basis amounts to $30,405,023 which is comprised of $51,732,387 appreciation and $21,327,364 depreciation at March 31, 1998.

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

Note: The categories of investments are shown as a percentage of net assets
      ($696,230,076) at March 31, 1998.

FEDERATED MUNICIPAL SECURITIES FUND, INC.

The following acronyms are used throughout this portfolio:

AMBAC --American Municipal Bond Assurance Corporation

COL --Collateralized

EDFA --Economic Development Financing Authority

FGIC --Financial Guaranty Insurance Company

FHA --Federal Housing Administration

FSA --Financial Security Assurance

GNMA --Government National Mortgage Association

GO --General Obligation

GTD --Guaranty

HDA --Hospital Development Authority

HFA --Housing Finance Authority

HFDC --Health Facility Development Corporation

IDA --Industrial Development Authority

IDB --Industrial Development Bond

IFA --Industrial Finance Authority

INS --Insured

LIQ --Liquidity Agreement

LLC --Limited Liability Corporation

LOC --Letter of Credit

MBIA --Municipal Bond Investors Assurance

PCR --Pollution Control Revenue

PCFA --Pollution Control Finance Authority

PRF --Prerefunded

SFM --Single Family Mortgage

UT --Unlimited Tax

VRDNs --Variable Rate Demand Notes

MASSACHUSETTS IFA, SOLID WASTE DISPOSAL SR. LIEN REVENUE BONDS (SERIES A),
9.00%
(MASSACHUSETTS RECYCLING ASSOCIATION)

There are $173 million face amount of these Senior Lien Revenue Bonds currently outstanding. On August 12, 1997, the obligor filed a petition for relief under Chapter 11 of the Federal Bankruptcy Code. Pursuant to a Bankruptcy Court approved settlement, on October 24, 1997, a new owner acquired the facility subject to a portion of the Senior Lien Revenue Bonds. The new owner then entered into a fifteen-year lease guaranteed by the company that built the facility and pledged the lease and guarantee as additional collateral for the Senior Lien Revenue Bonds. The settlement also anticipates that the Senior Lien Revenue Bonds may be replaced with refunding bonds in the face amount of $56.3 million by July 31, 1998. The Senior Lien Revenue Bonds will not produce any income until exchanged for such refunding bonds.

(See Notes which are an integral part of the Financial Statements)

FEDERATED MUNICIPAL SECURITIES FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 1998

 ASSETS:
 Total investments in securities, at value (identified and tax cost                    $724,749,481
 $694,344,458)
 Income receivable                                                                       12,783,809
 Receivable for shares sold                                                                 442,745
    Total assets                                                                        737,976,035
 LIABILITIES:
 Payable for investments purchased                                        $ 39,478,519
 Payable for shares redeemed                                                   617,899
 Income distribution payable                                                   998,492
 Payable to Bank                                                               342,100
 Accrued expenses                                                              308,949
    Total liabilities                                                                    41,745,959
 NET ASSETS for 63,838,317 shares outstanding                                          $696,230,076
 NET ASSETS CONSIST OF:
 Paid in capital                                                                       $672,001,933
 Net unrealized appreciation of investments                                              30,405,023
 Accumulated net realized loss on investments                                            (2,325,516)
 Distributions in excess of net investment income                                        (3,851,364)
    Total Net Assets                                                                   $696,230,076
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 CLASS A SHARES:
 Net Asset Value Per Share ($591,310,325 / 54,217,940 shares outstanding)                    $10.91
 Offering Price Per Share (100/95.50 of $10.91)*                                             $11.42
 Redemption Proceeds Per Share                                                               $10.91
 CLASS B SHARES:
 Net Asset Value Per Share ($87,304,060 / 8,005,162 shares outstanding)                      $10.91
 Offering Price Per Share                                                                    $10.91
 Redemption Proceeds Per Share (94.50/100 of $10.91)*                                        $10.31
 CLASS C SHARES:
 Net Asset Value Per Share ($17,615,691 / 1,615,215 shares outstanding)                      $10.91
 Offering Price Per Share                                                                    $10.91
 Redemption Proceeds Per Share (99.00/100 of $10.91)*                                        $10.80

* See "Investing in the Fund" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

FEDERATED MUNICIPAL SECURITIES FUND, INC.
STATEMENT OF OPERATIONS

YEAR ENDED MARCH 31, 1998

 INVESTMENT INCOME:
 Interest                                                                      $         39,150,357
 EXPENSES:
 Investment advisory fee                                            $3,872,458
 Administrative personnel and services fee                             530,941
 Custodian fees                                                         47,465
 Transfer and dividend disbursing agent fees and                       542,534
 expenses
 Directors'/Trustees' fees                                              17,767
 Auditing fees                                                          19,178
 Legal fees                                                             10,718
 Portfolio accounting fees                                             150,902
 Distribution services fee--Class B Shares                             638,542
 Distribution services fee--Class C Shares                             139,644
 Shareholder services fee--Class A Shares                            1,499,514
 Shareholder services fee--Class B Shares                              212,847
 Shareholder services fee--Class C Shares                               46,548
 Share registration costs                                               48,626
 Printing and postage                                                   42,683
 Insurance premiums                                                      5,467
 Taxes                                                                   6,943
 Miscellaneous                                                          13,198
     Total expenses                                                  7,845,975
 Waivers--
     Waiver of shareholder services fee--Class A Shares  $(839,728)
     Waiver of shareholder services fee--Class C Shares     (1,862)
        Total waivers                                                 (841,590)
               Net expenses                                                               7,004,385
                 Net investment income                                                   32,145,972
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized loss on investments                                                          (664,845)
 Net change in unrealized appreciation of investments                                    42,415,663
     Net realized and unrealized gain on investments                                     41,750,818
        Change in net assets resulting from operations                         $         73,896,790

(See Notes which are an integral part of the Financial Statements)

FEDERATED MUNICIPAL SECURITIES FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS

                                                                           YEAR ENDED MARCH 31,
                                                                      1998               1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                          $     32,145,972 $       38,070,897
 Net realized gain (loss) on investments ($3,273,099 net gain and $439,197 net loss,
 respectively, as computed for federal tax purposes)                    (664,845)           (30,587)
 Net change in unrealized appreciation/depreciation                   42,415,663        (25,442,823)
  Change in net assets resulting from operations                      73,896,790         12,597,487
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
  Class A Shares                                                     (28,187,919)       (33,864,603)
  Class B Shares                                                      (3,245,800)        (3,157,991)
  Class C Shares                                                        (712,253)        (1,067,075)
 Distributions in excess of net investment income
  Class A Shares                                                        (446,648)        (2,893,224)
  Class B Shares                                                         (66,543)          (332,555)
  Class C Shares                                                         (12,628)           (99,766)
 Distributions from net realized gains
  Class A Shares                                                      (1,381,790)        (5,887,308)
  Class B Shares                                                        (204,140)          (554,488)
  Class C Shares                                                         (39,946)          (229,139)
   Change in net assets resulting from distributions to              (34,297,667)       (48,086,149)
   shareholders
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                        129,961,665        161,534,404
 Net asset value of shares issued to shareholders in payment of       21,687,238         30,227,698
 distributions declared
 Cost of shares redeemed                                            (188,612,798)      (210,426,834)
  Change in net assets resulting from share transactions             (36,963,895)       (18,664,732)
   Change in net assets                                                2,635,228       (54,153,394)
 NET ASSETS:
 Beginning of period                                                 693,594,848        747,748,242
 End of period                                                  $    696,230,076 $      693,594,848

(See Notes which are an integral part of the Financial Statements)

FEDERATED MUNICIPAL SECURITIES FUND, INC.
FINANCIAL HIGHLIGHTS--CLASS A SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                     YEAR ENDED MARCH 31,
                                                    1998      1997      1996      1995      1994
 NET ASSET VALUE, BEGINNING OF PERIOD               $10.31    $10.82    $10.92    $11.20    $11.62
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                               0.46      0.55      0.66      0.67      0.66
  Net realized and unrealized gain (loss)
  on investments                                      0.64     (0.36)    (0.09)    (0.05)    (0.40)
  Total from investment operations                    1.10      0.19      0.57      0.62      0.26
 LESS DISTRIBUTIONS
  Distributions from net investment income           (0.46)    (0.55)    (0.66)    (0.67)    (0.66)
  Distributions in excess of net investment          (0.01)    (0.05)       --        --        --
  income(a)
  Total distributions from net investment            (0.47)    (0.60)    (0.66)    (0.67)    (0.66)
  income
  Distributions from net realized gain on            (0.03)    (0.10)    (0.01)    (0.23)    (0.02)
  investments
  Total distributions                                (0.50)    (0.70)    (0.67)    (0.90)    (0.68)
 NET ASSET VALUE, END OF PERIOD                     $10.91    $10.31    $10.82    $10.92    $11.20
 TOTAL RETURN(B)                                     11.28%     1.84%     5.32%     5.90%     2.10%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                            0.86%     0.93%     0.98%     0.92%     0.84%
  Net investment income                               4.70%     5.37%     5.97%     6.17%     5.59%
  Expense waiver/reimbursement(c)                     0.14%     0.14%     0.13%       --        --
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)         $591,310  $595,515  $663,538  $708,712  $714,384
  Portfolio turnover                                    64%       33%       29%       41%       27%

 (a)Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED MUNICIPAL SECURITIES FUND, INC.
FINANCIAL HIGHLIGHTS--CLASS B SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               YEAR ENDED MARCH 31,
                                                       1998      1997      1996      1995(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                  $10.31    $10.82    $10.92    $11.06
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                  0.38      0.47      0.56      0.40
  Net realized and unrealized gain (loss) on             0.64     (0.37)    (0.09)    (0.03)
  investments
  Total from investment operations                       1.02      0.10      0.47      0.37
 LESS DISTRIBUTIONS
  Distributions from net investment income              (0.38)    (0.47)    (0.56)    (0.40)
  Distributions in excess of net investment             (0.01)    (0.04)       --        --
  income(b)
  Total distributions from net investment income        (0.39)    (0.51)    (0.56)    (0.40)
  Distributions from net realized gain on               (0.03)    (0.10)    (0.01)    (0.11)
  investments
  Total distributions                                   (0.42)    (0.61)    (0.57)    (0.51)
 NET ASSET VALUE, END OF PERIOD                        $10.91    $10.31    $10.82    $10.92
 TOTAL RETURN(C)                                        10.30%     0.94%     4.40%     3.49%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                               1.75%     1.82%     1.86%     1.84%*
  Net investment income                                  3.81%     4.50%     5.23%     5.94%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)             $87,304   $77,536   $58,296   $18,201
  Portfolio turnover                                       64%       33%       29%       41%

* Computed on an annualized basis.

(a) Reflects operations for the period from July 26, 1994 (date of initial public offering) to March 31, 1995.

(b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(See Notes which are an integral part of the Financial Statements)

FEDERATED MUNICIPAL SECURITIES FUND, INC.
FINANCIAL HIGHLIGHTS--CLASS C SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               YEAR ENDED MARCH 31,
                                                    1998     1997     1996     1995     1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD               $10.31   $10.82   $10.92   $11.20   $11.70
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                               0.37     0.46     0.56     0.58     0.52
  Net realized and unrealized gain (loss)
  on investments                                      0.65    (0.36)   (0.09)   (0.05)   (0.48)
  Total from investment operations                    1.02     0.10     0.47     0.53     0.04
 LESS DISTRIBUTIONS
  Distributions from net investment income           (0.37)   (0.46)   (0.56)   (0.58)   (0.52)
  Distributions in excess of
  net investment income(b)                           (0.02)   (0.05)      --       --       --
  Total distributions from net investment income     (0.39)   (0.51)   (0.56)   (0.58)   (0.52)
  Distributions from net realized gain
  on investments                                     (0.03)   (0.10)   (0.01)   (0.23)   (0.02)
  Total distributions                                (0.42)   (0.61)   (0.57)   (0.81)   (0.54)
 NET ASSET VALUE, END OF PERIOD                     $10.91   $10.31   $10.82   $10.92   $11.20
 TOTAL RETURN(C)                                     10.31%    0.95%    4.42%    4.96%    0.17%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                            1.74%    1.81%    1.82%    1.81%    1.80%*
  Net investment income                               3.83%    4.51%    5.16%    5.28%    4.70%*
  Expense waiver/reimbursement(d)                     0.01%    0.01%    0.04%      --       --
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)          $17,616  $20,544  $25,914  $22,389  $22,066
  Portfolio turnover                                    64%      33%      29%      41%      27%

* Computed on an annualized basis.

(a) Reflects operations for the period from April 21, 1993 (date of initial


(b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED MUNICIPAL SECURITIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS

MARCH 31, 1998

1. ORGANIZATION

Federated Municipal Securities Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers three classes of shares:
Class A Shares, Class B Shares, and Class C Shares. The investment objective of the Fund is to provide for its shareholders a high level of current income which is exempt from federal regular income tax.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS --Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS --Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

FEDERAL TAXES --It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

Additionally, net capital losses of $5,489,729 attributable to security transactions incurred after October 31, 1997, are treated as arising on April 1, 1998, the first day of the Fund's next taxable year.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS --The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES --The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER --Investment transactions are accounted for on the trade date.

3. CAPITAL STOCK

At March 31, 1998, par value shares ($0.01 per share) authorized were as follows:

                                PERCENTAGE OF PAR VALUE
 SHARE CLASS NAME               CAPITAL STOCK AUTHORIZED
 Class A Shares                       375,000,000
 Class B Shares                       250,000,000
 Class C Shares                       375,000,000
  Total shares authorized           1,000,000,000

Transactions in capital stock were as follows:

                                                        YEAR ENDED MARCH 31,
                                         1998                                    1997
 CLASS A SHARES                SHARES             AMOUNT            SHARES               AMOUNT
 Shares sold                           9,670,305   $     103,414,194       11,574,693   $     121,849,621
 Shares issued to
 shareholders in
 payment of distributions              1,807,665          19,419,915        2,586,707          27,181,535
 declared
 Shares redeemed                     (15,033,250)       (160,904,159)     (17,732,936)       (185,898,913)
  Net change resulting from
  Class A Share                       (3,555,280)  $     (38,070,050)      (3,571,536)   $    (36,867,757)
  transactions

                                                           YEAR ENDED MARCH 31,
                                                 1998                            1997
 CLASS B SHARES                       SHARES             AMOUNT        SHARES            AMOUNT
 Shares sold                           2,304,892   $      24,638,393        3,354,939   $      35,239,171
 Shares issued to shareholders in
 payment of distributions declared       162,455           1,793,068          203,345           2,136,903
 Shares redeemed                      (1,983,725)        (21,309,970)      (1,426,287)        (14,965,753)
  Net change resulting from
  Class B Share transactions             483,622   $       5,121,491        2,131,997   $      22,410,321

                                                          YEAR ENDED MARCH 31,
                                                1998                             1997
 CLASS C SHARES                       SHARES             AMOUNT        SHARES            AMOUNT
 Shares sold                             176,581   $       1,909,078          423,472   $       4,445,612
 Shares issued to shareholders in
 payment of distributions declared        44,200             474,255           86,450             909,260
 Shares redeemed                        (598,603)         (6,398,669)        (912,686)         (9,562,168)
  Net change resulting from
  Class C Share transactions            (377,822)  $      (4,015,336)        (402,764)  $      (4,207,296)
    Net change resulting from
    share transactions                (3,449,480)  $     (36,963,895)      (1,842,303)  $     (18,664,732)

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE --Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to
(a) a maximum of 0.30% of the average daily net assets of the Fund, and (b) 4.50% of the gross income of the Fund, excluding capital gains or losses.

ADMINISTRATIVE FEE --Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE --The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B Shares and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

                         PERCENTAGE OF AVERAGE
 SHARE CLASS NAME           DAILY NET ASSETS
 Class B Shares                   0.75%
 Class C Shares                   0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE --Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of each class of shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES --FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES --FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS --During the period ended March 31, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common
Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $147,111,000 and $178,809,433, respectively.

GENERAL --Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

5. YEAR 2000 ISSUE

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended March 31, 1998, were as follows:

PURCHASES    $448,794,552
SALES        $448,440,093

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders of FEDERATED MUNICIPAL SECURITIES FUND, INC.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Municipal Securities, Inc. as of March 31, 1998, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended March 31, 1998 and 1997, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1998, by correspondence with the custodian and brokers; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Municipal Securities, Inc. as of March 31, 1998, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Pittsburgh, Pennsylvania
May 8, 1998

DIRECTORS
John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
Nicholas P. Constantakis
William J. Copeland
J. Christopher Donahue
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS
John F. Donahue
Chairman

J. Christopher Donahue
President

Richard B. Fisher
Vice President

Edward C. Gonzales
Executive Vice President

John W. McGonigle
Executive Vice President,
Treasurer, and Secretary

Nicholas J. Seitanakis
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]Federated Investors
Federated Securities Corp., Distributor
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

Cusip 313913105
Cusip 313913204
Cusip 313913303
8042830 (5/98)

[Graphic]


A1. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 10/4/76 to 3/31/98. The "y" axis is measured in increments of $20,000 ranging from $0 to $100,000 and indicates that the ending value of hypothetical initial investment of $22,000 in the fund's Class A Shares, assuming the reinvestment of capital gains and dividends, would have grown to $82,786 on 3/31/98.

A2. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 10/4/76 to 3/31/98. The "y" axis is measured in increments of $10,000 ranging from $0 to $60,000 and indicates that the ending value of hypothetical yearly investments of $1,000 in the fund's Class A Shares, assuming the reinvestment of capital gains and dividends, would have grown to $52,768 on 3/31/98.

A3. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color-coded mountain chart is a visual representation of the narrative text beneath it. The "x" axis reflects computation periods from 3/31/88 to 3/31/98. The "y" axis is measured in increments of $10,000 ranging from $0 to $60,000 and indicates that the ending value of a hypothetical initial investment of $26,000 in the fund's Class A Shares would have grown to $51,413 on 3/31/98.

A4. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class A Shares of Federated Municipal Securities Fund, Inc., based on a 4.50% sales charge are represented by a solid line. The Lehman Brothers Revenue Bond Index (the "LBRBI") is represented by a dotted line, the Lehman Brothers Municipal Bond Index (the "LBMBI") is represented by a dashed line and the Lipper General Municipal Funds Average (the "LGMFA") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class A Shares of the fund, the LBRBI, the LBMBI and the LGMFA. The "x" axis reflects computation periods from 3/31/88 to 3/31/98. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's Class A Shares, based on a 4.50% sales charge, as compared to the LBRBI, the LBMBI and the LGMFA. The ending values were $19,763, $23,889, $22,282, and $21,504, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Class A Shares Average Annual Total Returns for the one-year, five-year and 10-year periods ended 3/31/98 and from the start of performance of the fund's Class A Shares (10/4/76) to 3/31/98. The total returns were 6.23%, 4.26%, 7.05%, and 6.36%, respectively.

A5. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class B Shares of Federated Municipal Securities Fund, Inc., based on a 3.00% contingent deferred sales charge are represented by a solid line. The Lehman Brothers Revenue Bond Index (the "LBRBI") is represented by a dotted line, the Lehman Brothers Municipal Bond Index (the "LBMBI") is represented by a dashed line and the Lipper General Municipal Funds Average (the "LGMFA") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class B Shares of the fund, the LBRBI, the LBMBI and the LGMFA. The "x" axis reflects computation periods from 7/26/94 to 3/31/98. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's Class B Shares, based on a 3.00% contingent deferred sales charge, as compared to the LBRBI, the LBMBI and the LGMFA. The ending values were $11,628, $13,795, $13,203, and $12,889, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Class B Shares Average Annual Total Returns for the one-year period ended 3/31/98 and from the start of performance of the fund's Class B Shares (7/26/94) to 3/31/98. The total returns were 4.55% and 4.27%, respectively.

A6. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class C Shares of Federated Municipal Securities Fund, Inc., based on a 1.00% contingent deferred sales charge are represented by a solid line. The Lehman Brothers Revenue Bond Index (the "LBRBI") is represented by a dotted line, the Lehman Brothers Municipal Bond Index (the "LBMBI") is represented by a dashed line and the Lipper General Municipal Funds Average (the "LGMFA") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class C Shares of the fund, the LBRBI, the LBMBI and the LGMFA. The "x" axis reflects computation periods from 4/21/93 to 3/31/98. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's Class C Shares, based on a 1.00% contingent deferred sales charge, as compared to the LBRBI, the LBMBI and the LGMFA. The ending values were $12,224, $14,090, $13,768, and $13,293, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Class C Shares Average Annual Total Returns for the one-year period ended 3/31/98 and from the start of performance of the fund's Class C Shares (4/21/93) to 3/31/98. The total returns were 9.30% and 4.15%, respectively.